Loss per share - Schedule of Basic Loss Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Weighted average number of ordinary shares	218,311	248,019	257,794
Loss attributable to the owners of the Company	$ 95,894	$ 54,550	$ 227,423